Schedule of Components of Income Tax Expense (Benefit) (Details) - USD ($)	12 Months Ended
	Jul. 31, 2015	Jul. 31, 2014
Current tax expense	$ 833,452	$ 0
Deferred tax expense	83,388	0
Benefits of operating loss carryforwards	0	(113,932)
Income Tax Expense (Benefit)	$ 916,840	$ (113,932)